LEASES - Narrative (Details) $ in Millions	7 Months Ended	12 Months Ended
	Jul. 27, 2022 USD ($) operatingLease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease extension term		5 years
Operating lease costs		$ 1.4
Number of non-cancelable operating leases | operatingLease	3
Rent expense	$ 0.9		$ 1.2	$ 1.1
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining term		8 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining term		11 years